Condensed Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Preferred Stock Previously Reported	Preferred Stock	Common Stock Previously Reported	Common Stock	Treasury Stock Previously Reported	Treasury Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income	Previously Reported	Total
Balance at Mar. 31, 2023		$ 54		$ 3,519		$ (60,395)		$ 11,901,231	$ (48,718)		$ (9,990,987)	$ 1,670		$ 1,806,374
Balance (in Shares) at Mar. 31, 2023		545,386		8,575,686
Balance (in Shares) at Mar. 31, 2023						(139)
Net income (loss)											1,564,538			1,564,538
Currency translation adjustment												(1,670)		(1,670)
Offset with due to related party balance									48,718					48,718
Balance at Mar. 31, 2024	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	$ 11,901,231	11,901,231		$ (8,426,449)	(8,426,449)		$ 3,417,960	$ 3,417,960
Balance (in Shares) at Mar. 31, 2024	545,386	545,386	8,577,679	8,575,686
Balance (in Shares) at Mar. 31, 2024					(139)	(139)								139
Net income (loss)										948,086			948,086	$ 948,086
Balance at Sep. 30, 2024	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	11,901,231	11,901,231		(7,478,363)	(7,478,363)		4,366,046	4,366,046
Balance (in Shares) at Sep. 30, 2024	545,386	545,386	8,577,679	8,577,679
Balance (in Shares) at Sep. 30, 2024					(139)	(139)
Balance at Mar. 31, 2024	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	11,901,231	11,901,231		(8,426,449)	(8,426,449)		3,417,960	$ 3,417,960
Balance (in Shares) at Mar. 31, 2024	545,386	545,386	8,577,679	8,575,686
Balance (in Shares) at Mar. 31, 2024					(139)	(139)								139
Net income (loss)											4,823,338			$ 4,823,338
Offset with due to related party balance		$ 600						599,400						600,000
Offset with due to related party balance (in Shares)		6,000,000
Balance at Mar. 31, 2025	$ 654	$ 654	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	12,500,631	12,500,631		(3,603,111)	(3,603,111)		8,841,298	$ 8,841,298
Balance (in Shares) at Mar. 31, 2025	6,545,386	6,545,386	8,577,679	8,575,686
Balance (in Shares) at Mar. 31, 2025					(139)	(139)								139
Balance at Jun. 30, 2024		$ 54		$ 3,519		$ (60,395)		11,901,231			(7,967,069)			$ 3,877,340
Balance (in Shares) at Jun. 30, 2024		545,386		8,577,679
Balance (in Shares) at Jun. 30, 2024						(139)
Net income (loss)											488,706			488,706
Balance at Sep. 30, 2024	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	11,901,231	11,901,231		(7,478,363)	(7,478,363)		4,366,046	4,366,046
Balance (in Shares) at Sep. 30, 2024	545,386	545,386	8,577,679	8,577,679
Balance (in Shares) at Sep. 30, 2024					(139)	(139)
Balance at Mar. 31, 2025	$ 654	$ 654	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	12,500,631	12,500,631		(3,603,111)	(3,603,111)		8,841,298	$ 8,841,298
Balance (in Shares) at Mar. 31, 2025	6,545,386	6,545,386	8,577,679	8,575,686
Balance (in Shares) at Mar. 31, 2025					(139)	(139)								139
Net income (loss)										1,082,947			1,082,947	$ 1,082,947
Conversion of Preferred Stock into Common Stock	$ (53)		$ 53
Conversion of Preferred Stock into Common Stock (in Shares)	(531,886)		58,507
Balance at Sep. 30, 2025	$ 601	$ 601	$ 3,572	$ 3,572	$ (60,395)	$ (60,395)	12,500,631	12,500,631		(2,520,164)	(2,520,164)		9,924,245	$ 9,924,245
Balance (in Shares) at Sep. 30, 2025	6,013,500	6,013,500	8,636,186	8,636,186
Balance (in Shares) at Sep. 30, 2025					(139)	(139)								139
Balance at Jun. 30, 2025		$ 654		$ 3,519		$ (60,395)		12,500,631			(1,406,806)			$ 11,037,603
Balance (in Shares) at Jun. 30, 2025		6,545,386		8,577,679
Balance (in Shares) at Jun. 30, 2025						(139)
Net income (loss)											(1,113,358)			(1,113,358)
Conversion of Preferred Stock into Common Stock		$ (53)		$ 53
Conversion of Preferred Stock into Common Stock (in Shares)		(531,886)		58,507
Balance at Sep. 30, 2025	$ 601	$ 601	$ 3,572	$ 3,572	$ (60,395)	$ (60,395)	$ 12,500,631	$ 12,500,631		$ (2,520,164)	$ (2,520,164)		$ 9,924,245	$ 9,924,245
Balance (in Shares) at Sep. 30, 2025	6,013,500	6,013,500	8,636,186	8,636,186
Balance (in Shares) at Sep. 30, 2025					(139)	(139)								139